OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2014
Other Assets [Abstract]
Schedule of other current assets

at December 31	2014	2013
(millions of Canadian dollars)

Deferred income tax assets (Note 16)	427	117
Cash held as collateral	423	42
Fair value of derivative contracts (Note 23)	409	395
Other	170	164
Regulatory Assets (Note 9)	16	42
Assets held for sale (Note 6)	—	85
	1,445	845